MERRILL LYNCH
CORPORATE
HIGH YIELD
FUND, INC.



FUND LOGO



Quarterly Report

December 31, 1998


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.



Merrill Lynch
Corporate High Yield Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper



MERRILL LYNCH CORPORATE HIGH YIELD FUND, INC.


TO OUR SHAREHOLDERS

The High-Yield Market
During a year of exceptional gyrations in global financial markets, the high-yield market fared poorly. Events which contributed to 1998's volatility included Russia's default on its sovereign debt, the economic meltdown in many Pacific Rim nations, most notably Indonesia, and the collapse and bailout of a prominent US hedge fund. After a massive sell-off and flight to quality in the third quarter of 1998, three successive interest rate cuts by the Federal Reserve Board in the fall boosted investor confidence in both the equity and fixed-income markets. The high-yield market rebounded in the fourth quarter, particularly in the month of November, but ended up lagging the strong returns posted by the US Treasury and equity markets. Specifically, the unmanaged Credit Suisse First Boston High Yield Index registered a total return of +0.58% for the year, compared to the US Treasury return of +12.25% and the remarkable advance of 28.58% for the Standard & Poor's 500 Index.

Merrill Lynch Corporate High Yield Fund, Inc. commenced operations on May 1, 1998. The first months of the Fund's operations proved extremely difficult. Total returns for the Fund's Class A, Class B, Class C and Class D Shares for the eight months ended December 31, 1998 were -1.92%, -2.42%, -2.45% and -2.08%, respectively.
(Investment results shown do not reflect sales charges and would be lower if sales charges were included. See pages 5 and 6 of this report to shareholders for complete performance information.) Although disappointing, these results compare favorably to the -3.08% total return for the unmanaged Credit Suisse First Boston High Yield Index for the same eight-month period.

The 1998 bear market for high-yield debt produced some real positives. The market correction squeezed out speculation, and hedge funds and other leveraged investors liquidated holdings. Furthermore, the financial crisis reminded investors of risk. We measure value in the high-yield market as a yield spread or differential between high-yield bonds and US Treasury securities of similar maturities. The spread is the compensation that investors receive for assuming the credit risk and lower liquidity associated with lower-quality corporate bonds. In our opinion, exceptionally wide spreads at December 31, 1998 suggested excellent value.

Portfolio Strategy
Throughout its brief history, the Fund has received steady inflows. During the quarter ended December 31, 1998, net assets grew almost 30% and totaled $626 million at year-end. At December 31, 1998, the Fund held bonds of 109 different issuers, which represented 38 industries. The generally soft markets over the months of August-- December provided a superb investment environment. Because most high-yield issues are in the $100 million--$200 million range, it can often be difficult to purchase as many bonds as we would like of certain issues. In turbulent markets, purchasing becomes easier as volatile fund cash flows create many sellers of high-yield debt. Consequently, market conditions allowed us to be highly selective in our purchases throughout the December quarter.

While we are not anticipating a recession in 1999, it does seem likely that both world and US economic growth will slow. Imports from economically depressed regions such as Asia and Brazil severely depressed the pricing structure of certain industries. Accordingly, the Fund is underweighted in steel, paper, chemicals and textiles. We remain slightly overweighted in energy (6% of net assets) where weak oil and gas pricing have depressed stock and bond values. The market reflects the negatives and some bargains are appearing. Our largest areas of industry exposure include cable television and broadcasting, 10.7% of net assets; communications (telephone and paging), 16%; and health services, 6.8%. We believe that these industries will experience healthy profit growth in 1999, regardless of the economic environment.



Merrill Lynch Corporate High Yield Fund, Inc.
December 31, 1998



During the quarter ended December 31, 1998, we added 26 new investments to the Fund, increased our current positions in ten holdings, and eliminated three positions. One of our largest new investments was Protection One Alarm, the second-largest national provider of security alarm services. Protection One Alarm is a BB-rated company with a stable revenue stream, good margins and free cash flow, which allows for debt reduction. We also added Harrah's Operating Co., Inc. and Park Place, two large BB-rated new investments in the gaming sector. These additions are well-diversified casino companies that operate traditional casino hotels in Atlantic City and Las Vegas, as well as riverboat and Indian reservation casinos. Harrah's and Park Place are public companies whose common stocks trade on the New York Stock Exchange. Based on year-end stock prices, each company had an equity market capitalization in excess of $1 billion. All three credits were purchased at attractive levels with spreads between 330 basis points (3.30%) and 354 basis points. During the December quarter, we also added HMH Properties Inc., Corning Consumer Products Co., and Fresenius Medical Capital Trust I to our bond positions. Also, we eliminated bonds of Regal Cinemas, Inc. and La Petite Academy for valuation reasons.

As of December 31, 1998, non-US domiciled bonds totaled 19.0% of the Fund's net assets, with emerging markets issues accounting for 6.1% of net assets. The average maturity of bonds in the Fund was eight years, and the average rating was B+.

Looking ahead, we will continue to emphasize credit quality because of our concern over an economic slowdown and corporate profit pressures. Consequently, we increased the mix of BB- and higher-rated securities in the Fund from 32.7% of net assets at September 30, 1998 to 37.4% at December 31, 1998. This weighting exceeds the 29.8% level relative to the unmanaged Credit Suisse First Boston High Yield Index.

In Conclusion
We appreciate your investment in Merrill Lynch Corporate High Yield Fund, Inc., and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,



(Arthur Zeikel)
Arthur Zeikel
President



(Vincent T. Lathbury III)
Vincent T. Lathbury III
Senior Vice President and Portfolio Manager



February 16, 1999




Merrill Lynch Corporate High Yield Fund, Inc.
December 31, 1998



PORTFOLIO INFORMATION
                                                                                                         Percent of
Ten Largest Corporate Holdings                                                                           Net Assets
HMH Properties Inc.     HMH, a wholly-owned subsidiary of Host Marriott Corporation, owns or holds             2.4%
                        controlling interests in 69 full-service hotels, comprising the majority of
                        Host Marriott's lodging properties. These properties are generally operated under the Marriott and Ritz-Carlton brand names. Host Marriott manages most of the properties for fees based on revenues or operating profit.

NTL Inc.                Through various subsidiaries, NTL Inc. owns and operates television and radio          2.0
                        broadcasting, cable television and telecommunications systems in the United
                        Kingdom. The company also owns Comcast and Diamond cable and telephone operations.

TeleWest                This company provides cable television and telephone communications services           1.8
Communications PLC      to UK residential and business customers.

Call-Net                The company is the largest alternative provider of long distance telephone             1.6
Enterprises Inc.        services in Canada, marketing under the brand name Sprint Canada. Sprint
                        Communications Company L.P., the third-largest long distance services carrier in the United States, owns approximately 25% of The company's shares.

Cendant Corp.           Cendant Corp. provides consumer and business services worldwide. The company           1.6
                        franchises hotels and rental car agencies and provides vacation exchange services as well as motorist assistance. Cendant also offers mortgage services, real estate brokerage and corporate employee relocation services.

Protection One          The company is a leading provider of security alarm monitoring and related             1.6
Alarm                   services in North America and Europe with approximately 1.5 million subscribers.

Fresenius Medical       Fresenius Medical Capital Trust is the world's largest integrated provider of          1.6
Capital Trust I         dialysis products and services. Its 910 dialysis centers treat 68,000 patients worldwide, including approximately 23% of the US dialysis patients. The company also is the world's second-largest manufacturer and distributor of dialysis equipment and related supplies, selling products in more than 110 companies.

Signature               Signature Resorts, Inc. is now known as Sunterra. Sunterra is the world's largest      1.5
Resorts, Inc.           timeshare company. Its 87 resorts spread across North America, Europe and the
                        Caribbean serve 210,000 owner families.

USAir Inc.              USAir is the sixth-largest US airline, with major hubs in Pittsburgh, Charlotte,       1.4
                        Philadelphia and Baltimore and routes covering most of the Eastern half of the
                        United States. Our investment includes a sizable amount of equipment trust certificates secured by modern, saleable aircraft.

KinderCare              KinderCare Learning Centers is the largest provider of for-profit preschool            1.4
Learning                educational and child care services in the United States, operating approximately
Centers, Inc.           1,147 centers with licensed capacity for 143,000 children. The company provides center-based preschool educational and child care services five days a week throughout the year to children between the ages of six weeks and 12 years.



Merrill Lynch Corporate High Yield Fund, Inc.
December 31, 1998



PORTFOLIO INFORMATION (concluded)

As of December 31, 1998

Quality Profile*                        Percent of
S&P Rating/Moody's Rating         Long-Term Investments

BBB/Baa                                     4.3%
BB/Ba                                      33.1
B/B                                        61.7
CCC/Caa                                     0.9

[FN]
*In cases when bonds are rated differently by Standard & Poor's
 Corporation and Moody's Investors Service, Inc., bonds are categorized according to the higher of the two ratings.




                                                        Percent of
Five Largest Industries                                 Net Assets

Health Services                                            6.8%
Energy                                                     6.0
Cable--International                                       6.0
Telephone--Competitive Local Exchange Carriers             5.5
Gaming                                                     4.8



Geographic Profile                                      Percent of
Top Five Foreign Countries*                             Net Assets

Canada                                                     4.8%
United Kingdom                                             4.7
Argentina                                                  2.6
Brazil                                                     1.9
Mexico                                                     1.3

[FN]
*All holdings are denominated in US dollars.



OFFICERS AND DIRECTORS

Arthur Zeikel, President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Charles C. Reilly, Director
Kevin A. Ryan, Director
Richard R. West, Director
Terry K. Glenn, Executive Vice President
Vincent T. Lathbury III, Senior Vice President
Joseph T. Monagle Jr., Senior Vice President
Aldona Schwartz, Vice President
Donald C. Burke, Treasurer
Philip M. Mandel, Secretary

Custodian
State Street Bank and Trust Company
One Heritage Drive, P2N
North Quincy, MA 02101

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863



Merrill Lynch Corporate High Yield Fund, Inc.
December 31, 1998



PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. These classes of shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Aggregate Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



Aggregate Total Return

                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Inception (5/01/98)
through 12/31/98                           -1.92%         -5.84%

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.



                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Inception (5/01/98)
through 12/31/98                           -2.42%         -6.11%

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class C Shares*

Inception (5/01/98)
through 12/31/98                           -2.45%         -3.38%

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
                                        Sales Charge   Sales Charge**

Class D Shares*

Inception (5/01/98)
through 12/31/98                           -2.08%         -6.00%

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.



Merrill Lynch Corporate High Yield Fund, Inc.
December 31, 1998


PERFORMANCE DATA (concluded)

Recent Performance Results
                                                                                         Standardized
                                                          3 Month     Since Inception    30-day Yield
                                                        Total Return    Total Return    As of 12/31/98
ML Corporate High Yield Fund, Inc. Class A Shares*          +4.44%           -1.92%         9.39%
ML Corporate High Yield Fund, Inc. Class B Shares*          +4.23            -2.42          8.99
ML Corporate High Yield Fund, Inc. Class C Shares*          +4.22            -2.45          8.95
ML Corporate High Yield Fund, Inc. Class D Shares*          +4.37            -2.08          9.16
Merrill Lynch High Yield US Corporates, Cash Pay Index**    +2.87            +0.31
CS First Boston High Yield Index**                          +2.74            -3.08
Ten-Year US Treasury Securities***                          -1.39            +9.14

  *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The Fund commenced operations on 5/01/98.
 **Unmanaged. These market-weighted Indexes mirror the high-yield debt market of securities rated BBB or lower. Since inception total return for Merrill Lynch High Yield US Corporates, Cash Pay Index is from 5/01/98 to 12/31/98. Since inception total return for CS First Boston High Yield Index is from 4/30/98 to 12/31/98.
***Since inception total return is from 4/30/98 to 12/31/98.


Merrill Lynch Corporate High Yield Fund, Inc.
December 31, 1998


SCHEDULE OF INVESTMENTS
                  S&P    Moody's     Face
Industries       Rating   Rating    Amount                      Bonds                               Cost             Value

Bonds
Aerospace--0.8%     B+     B1    $ 5,000,000   Kitty Hawk, Inc., 9.95% due 11/15/2004         $    4,893,750   $    4,975,000

Airlines--1.4%      B      B1      8,650,000   USAir Inc., 9.625% due 2/01/2001                    9,027,000        8,982,160

Automotive--1.2%    B      B2      5,000,000   Collins & Aikman Corp., 11.50% due 4/15/2006        5,081,250        5,200,000
                    B+     B2      2,500,000   Venture Holdings Trust, 9.50% due 7/01/2005         2,560,938        2,500,000
                                                                                              --------------   --------------
                                                                                                   7,642,188        7,700,000


Broadcasting--      CCC+   B3      3,000,000   Cumulus Media Inc., 10.375% due 7/01/2008           3,000,000        3,195,000
Radio &                                        LIN Television Corp.:
Television--        B-     B2      5,000,000     8.375% due 3/01/2008                              4,861,250        5,025,000
2.4%                B-     B3      4,000,000     9.945% due 3/01/2008 (a)                          2,676,546        2,820,000
                    B-     B3      4,000,000   Salem Communications Corp., 9.50% due
                                               10/01/2007                                          3,920,000        4,140,000
                                                                                              --------------   --------------
                                                                                                  14,457,796       15,180,000


Building            B+     B1      5,000,000   Nortek Inc., 8.875% due 8/01/2008                   4,982,050        5,125,000
Materials--0.8%


Cable--             BB-    Ba3     4,500,000   Century Communications Corporation, 9.75%
Domestic--1.7%                                 due 2/15/2002                                       4,725,000        4,837,500


Cable--             B-     B3     20,000,000   NTL Inc., 11.909% due 10/01/2008 (a)               11,762,235       12,625,000
International--     B      B3     12,000,000   Supercanal Holdings S.A., 11.50% due 5/15/2005      9,040,000        7,260,000
6.0%                                           TeleWest Communications PLC:
                    B+     B1      7,000,000     10.793% due 10/01/2007 (a)                        5,870,724        5,827,500
                    B+     B1      5,000,000     11.25% due 11/01/2008                             5,000,000        5,625,000
                    B      B3     11,000,000   United International Holdings, Inc., 12.37%
                                               due 2/15/2008 (a)                                   6,405,524        5,995,000
                                                                                              --------------   --------------
                                                                                                  38,078,483       37,332,500


Chemicals--0.9%     BB-    Ba3     5,000,000   ISP Holdings Inc., 9.75% due 2/15/2002              5,256,250        5,337,500

Child Care--        B-     B3      8,750,000   KinderCare Learning Centers, Inc., 9.50% due
1.4%                                           2/15/2009                                           8,652,500        8,750,000


Computer            B      Ba3     5,000,000   Advanced Micro Devices, Inc., 11% due
Services--                                     8/01/2003                                           5,225,000        5,300,000
Electronics--       B      B2      6,000,000   Hadco Corp., 9.50% due 6/15/2008                    5,893,000        5,970,000
3.7%                B-     B3      7,000,000   PSINet Inc., Series B, 10% due 2/15/2005            7,070,000        6,965,000
                    B-     B3      6,000,000   Verio Inc., 11.25% due 12/01/2008                   6,000,000        6,060,000
                    B-     B2      6,000,000   Zilog Inc., Series B, 9.50% due 3/01/2005           4,732,500        4,950,000
                                                                                              --------------   --------------
                                                                                                  28,920,500       29,245,000


Conglomerates--     BBB    Baa1   10,000,000   Cendant Corp., 7.75% due 12/01/2003                 9,982,800       10,106,700
3.0%                B-     B3      5,000,000   Eagle-Picher Industries, 9.375% due
                                               3/01/2008                                           4,600,000        4,725,000
                    BB-    NR*     5,000,000   Voto-Votorantim S.A., 8.50% due 6/27/2005           4,638,750        4,187,500
                                                                                              --------------   --------------
                                                                                                  19,221,550       19,019,200


Consumer            B      B3     10,000,000   Corning Consumer Products Co., 9.625% due
Products--2.3%                                 5/01/2008                                           9,428,219        7,050,000
                    B      B2      7,000,000   Revlon Consumer Products, 9% due 11/01/2006         6,900,350        7,000,000
                                                                                              --------------   --------------
                                                                                                  16,328,569       14,050,000


Consumer            B-     NR*     3,500,000   AP Holdings Inc., 11.174% due 3/15/2008 (a)         2,226,809        1,907,500
Services--1.9%      BB+    Ba3    10,000,000   Protection One Alarm, 8.125% due 1/15/2009         10,000,000       10,050,000
                                                                                              --------------   --------------
                                                                                                  12,226,809       11,957,500


Merrill Lynch Corporate High Yield Fund, Inc.
December 31, 1998


SCHEDULE OF INVESTMENTS (continued)
                  S&P    Moody's     Face
Industries       Rating   Rating    Amount                      Bonds                               Cost             Value

Bonds (continued)
Energy--6.0%        B      B3    $ 4,720,000   Chesapeake Energy Corporation, 9.625% due
                                               5/01/2005                                      $    4,784,350   $    3,563,600
                    BBB-   Ba3     5,000,000   Compania Naviera Perez Companc
                                               S.A.C.F.I.M.F.A., 9% due 1/30/2004                  5,085,937        4,862,500
                                               Ocean Energy Inc.:
                    BB+    Ba2     2,000,000     7.625% due 7/01/2005                              1,967,500        1,920,000
                    BB-    B1      7,000,000     8.375% due 7/01/2008                              6,915,490        6,545,000
                    B-     B3      6,000,000   Ocean Rig Norway AS, 10.25% due 6/01/2008           5,840,000        4,830,000
                    B+     B1      6,000,000   Parker Drilling Co., Series D, 9.75% due
                                               11/15/2006                                          6,077,500        5,370,000
                    B-     B3      2,500,000   Southwest Royalties Inc., 10.50% due
                                               10/15/2004                                          2,025,000        1,012,500
                    BB-    B1      5,000,000   Tesoro Petroleum Corp., Series B, 9% due
                                               7/01/2008                                           4,971,450        4,875,000
                    NR*    B3      9,000,000   TransAmerican Energy Corp., Series B, 0/13%
                                               due 6/15/2002 (a)                                   5,459,559        2,520,000
                    B-     B2      3,000,000   United Refining Co., 10.75% due 6/15/2007           2,865,000        2,025,000
                                                                                              --------------   --------------
                                                                                                  45,991,786       37,523,600


Entertainment--                                Intrawest Corp.:
1.0%                B+     B1      3,275,000     9.75% due 8/15/2008                               3,373,250        3,373,250
                    B+     B1      3,000,000     9.75% due 8/15/2008                               2,953,230        3,090,000
                                                                                              --------------   --------------
                                                                                                   6,326,480        6,463,250


Financial           CCC+   B2      5,000,000   Amresco, Inc., Series 98-A, 9.875% due
Services--1.2%                                 3/15/2005                                           5,090,000        3,500,000
                    BBB-   Baa1    4,000,000   SB Treasury Company LLC, 9.40% due 12/29/2049       4,005,000        3,806,940
                                                                                              --------------   --------------
                                                                                                   9,095,000        7,306,940


Food & Beverage--   B      B3      5,000,000   Agrilink Foods Inc., 11.875% due 11/01/2008         5,000,000        5,112,500
2.5%                B+     B1      5,250,000   Aurora Foods Inc., Series B, 8.75% due
                                               7/01/2008                                           5,254,375        5,486,250
                    B+     B1      5,000,000   Chiquita Brands International, Inc., 9.125%
                                               due 3/01/2004                                       4,906,250        5,112,500
                                                                                              --------------   --------------
                                                                                                  15,160,625       15,711,250


Gaming--4.8%                                   Circus Circus Enterprises, Inc.:
                    BB+    Ba2     2,000,000     9.25% due 12/01/2005                              2,000,000        2,040,000
                    BBB-   Baa3    1,500,000     6.45% due 2/01/2006                               1,365,000        1,348,020
                    BB+    Ba2     4,000,000     7.625% due 7/15/2013                              3,355,000        3,520,000
                    BB+    Ba2     7,000,000   Harrah's Operating Co., Inc., 7.875% due
                                               12/15/2005                                          6,995,000        7,000,000
                    BB+    Ba2     7,500,000   Park Place, 7.875% due 12/15/2005                   7,500,000        7,546,875
                    CCC    B3      2,000,000   Planet Hollywood International, Inc., 12%
                                               due 4/01/2005                                       1,970,000          710,000
                    B+     B2      5,000,000   Station Casinos, Inc., 9.75% due 4/15/2007          4,677,181        5,250,000
                    B      B1      3,000,000   Trump Atlantic City Associates/Funding Inc.,
                                               11.25 due 5/01/2006                                 2,971,591        2,655,000
                                                                                              --------------   --------------
                                                                                                  30,833,772       30,069,895


Health Services     B-     Caa1   10,500,000   ALARIS Medical Systems Inc., 14.993% due
--6.8%                                         8/01/2008 (a)                                       4,707,159        5,775,000
                    B+     Ba3     5,000,000   Beverly Enterprises, Inc., 9% due 2/15/2006         5,237,500        5,100,000
                    B-     B2      6,000,000   Extendicare Health Services, 9.35% due
                                               12/15/2007                                          5,972,500        5,730,000
                    B+     Ba3    10,000,000   Fresenius Medical Capital Trust I, 7.875%
                                               due 2/01/2008                                       9,535,000        9,925,000
                    B-     B3      5,500,000   Magellan Health Services Inc., 9% due
                                               2/15/2008                                           5,465,625        4,867,500
                    B      B2      6,000,000   Phar-Merica Inc., 8.375% due 4/01/2008              5,747,500        5,430,000
                    BB-    Ba3     5,500,000   Tenet Healthcare Corp., 8.125% due
                                               12/01/2008                                          5,484,975        5,665,000
                                                                                              --------------   --------------
                                                                                                  42,150,259       42,492,500


Merrill Lynch Corporate High Yield Fund, Inc.
December 31, 1998


SCHEDULE OF INVESTMENTS (continued)
                  S&P    Moody's     Face
Industries       Rating   Rating    Amount                      Bonds                               Cost             Value

Bonds (continued)
Hotels--3.8%                                   HMH Properties Inc.:
                    BB     Ba2   $10,000,000     7.875% due 8/01/2008                         $    9,882,830   $    9,700,000
                    BB     Ba2     5,000,000     8.45% due 12/01/2008                              4,983,200        5,025,000
                    BB-    B2     10,000,000   Signature Resorts, Inc., 9.25% due 5/15/2006        9,766,250        9,250,000
                                                                                              --------------   --------------
                                                                                                  24,632,280       23,975,000


Independent Power   B+     Ba1     6,000,000   AES Corp., 8.375% due 8/15/2007                     5,685,000        6,075,000
Producers--1.0%

Industrial          B      B3      5,000,000   Anthony Crane Rentals, 10.375% due 8/01/2008        5,011,250        4,825,000
Services--2.6%                                 Neff Corporation:
                    B      B3      4,000,000     10.25% due 6/01/2008                              3,940,640        3,940,000
                    B      B3      4,000,000     10.25% due 6/01/2008                              4,000,000        3,940,000
                                               Thermadyne Holdings Corp.:
                    CCC+   B3      3,000,000     9.875% due 6/01/2008                              2,976,420        2,835,000
                    CCC+   Caa1    2,000,000     12.50% due 6/01/2008 (a)                          1,172,074          960,000
                                                                                              --------------   --------------
                                                                                                  17,100,384       16,500,000


Media &                                        Call-Net Enterprises Inc.:
Communications--    BB-    B1      3,000,000     8% due 8/15/2008                                  2,986,260        2,850,000
International--     BB-    B1     13,000,000     8.94% due 8/15/2008 (a)                           8,682,874        7,475,000
4.6%                BB-    B2      7,500,000   Globo Communicacoes e Participacoes, Ltd.,
                                               10.50% due 12/20/2006                               4,906,250        4,837,500
                    BB     Ba2     5,000,000   Grupo Televisa, S.A. de C.V., 11.875% due
                                               5/15/2006                                           4,610,000        5,000,000
                    B+     B2      5,000,000   Impsat Corp., 12.375% due 6/15/2008                 5,000,000        4,325,000
                    BBB-   Ba3     4,000,000   Telefonica de Argentina S.A., 11.875% due
                                               11/01/2004                                          4,400,000        4,200,000
                                                                                              --------------   --------------
                                                                                                  30,585,384       28,687,500


Metals &            B-     Caa1    6,000,000   AEI Resources Inc., 11.50% due 12/15/2006           6,000,000        5,955,000
Mining--3.6%        B-     B3      4,000,000   Great Lakes Carbon Corp., 11.75% due 5/15/2008      4,000,000        4,050,000
                    CCC+   B2      5,000,000   Kaiser Aluminum & Chemical Corp., 12.75%
                                               due 2/01/2003                                       4,902,500        4,900,000
                    B      B2      3,000,000   Metals USA Inc., 8.625% due 2/15/2008               2,921,250        2,767,500
                    B      B3      5,000,000   Ormet Corporation, 11% due 8/15/2008                5,000,000        4,625,000
                                                                                              --------------   --------------
                                                                                                  22,823,750       22,297,500


Packaging--1.0%     BB-    B1      6,000,000   Ball Corp., 8.25% due 8/01/2008                     6,000,000        6,270,000

Paper & Forest      CCC+   Caa1    2,000,000   APP International Finance Co., 11.75% due
Products--2.2%                                 10/01/2005                                          1,870,000        1,325,225
                    B      B3      5,000,000   Ainsworth Lumber Company, 12.50% due
                                               7/15/2007 (b)                                       4,177,083        5,000,000
                    B-     B2      5,000,000   Container Corporation of America, 9.75% due
                                               4/01/2003                                           5,025,000        5,100,000
                    CCC+   Ba3     4,000,000   Pindo Deli Finance Mauritius, 10.75% due
                                               10/01/2007                                          3,112,500        2,185,000
                                                                                              --------------   --------------
                                                                                                  14,184,583       13,610,225


Product             B-     B3      4,000,000   Fisher Scientific International Inc., 9% due
Distribution--                                 2/01/2008                                           3,861,154        4,020,000
2.6%                B-     Caa     5,000,000   Nebco Evans Holding Co., 16.343% due
                                               7/15/2007 (a)                                       2,496,633        2,425,000
                    CCC    B3      7,000,000   US Office Products Co., 9.75% due 6/15/2008         6,742,960        4,602,500
                    B      B2      5,000,000   Wesco Distribution Inc., Series B, 9.125%
                                               due 6/01/2008                                       4,925,000        5,025,000
                                                                                              --------------   --------------
                                                                                                  18,025,747       16,072,500


Merrill Lynch Corporate High Yield Fund, Inc.
December 31, 1998


SCHEDULE OF INVESTMENTS (continued)
                  S&P    Moody's     Face
Industries       Rating   Rating    Amount                      Bonds                               Cost             Value

Bonds
Publishing &                                   Hollinger International, Inc.:
Printing--2.4%      BB-    B1     $1,500,000     9.25% due 2/01/2006                          $    1,500,000   $    1,575,000
                    BB-    B1      3,000,000     9.25% due 3/15/2007                               3,142,500        3,180,000
                    B      B3      5,000,000   Premier Graphics Inc., 11.50% due 12/01/2005        4,990,000        5,000,000
                    BB-    Ba3     5,000,000   Primedia Inc., 7.625% due 4/01/2008                 4,725,000        4,925,000
                                                                                              --------------   --------------
                                                                                                  14,357,500       14,680,000


Real Estate--0.6%   BB-    Ba3     4,000,000   Forest City Enterprises Inc., 8.50% due

Steel--1.2%                                    3/15/2008                                           4,025,937        4,000,000
                    NR*    B2      5,000,000   CSN Iron S.A., 9.125% due 6/01/2007                 4,507,750        3,100,000
                    B      B2      5,000,000   Weirton Steel Inc., 11.375% due 7/01/2004           5,412,500        4,450,000
                                                                                              --------------   --------------
                                                                                                   9,920,250        7,550,000


Telephone--         B      B3      2,000,000   Hermes Euro Rail B.V., 10.375% due 1/15/2009        2,000,000        2,030,000
Competitive Local   B      B2      8,500,000   Intermedia Communications Inc., Series B,
Exchange                                       8.60% due 6/01/2008                                 8,332,500        8,117,500
Carriers--5.5%      B      B3      8,000,000   Level 3 Communications, Inc., 9.125% due
                                               5/01/2008                                           7,702,500        7,940,000
                                               Metronet Communications:
                    B      B3      8,000,000     9.95% due 6/15/2008 (a)                           5,194,146        4,940,000
                    B      B3      3,500,000     10.625% due 11/01/2008                            3,525,000        3,727,500
                    B-     B2      5,000,000   RSL Communications PLC, 9.125% due 3/01/2008        4,673,750        4,625,000
                    B-     B2      3,000,000   Time-Warner Telecom LLC, 9.75% due 7/15/2008        2,975,000        3,165,000
                                                                                              --------------   --------------
                                                                                                  34,402,896       34,545,000


Textiles--1.8%      B      B3      7,000,000   Galey & Lord Inc., 9.125% due 3/01/2008             6,850,000        6,125,000
                    BB     Ba3     5,000,000   Westpoint Stevens Inc., 7.875% due 6/15/2008        4,940,000        5,106,250
                                                                                              --------------   --------------
                                                                                                  11,790,000       11,231,250


Transportation--    BB     Ba3     3,000,000   GS Superhighway Holdings, 10.25% due 8/15/2007      2,460,000        1,417,500
2.1%                B+     B1      2,000,000   Hvide Marine Inc., 8.375% due 2/15/2008             1,960,000        1,610,000
                    BB     Ba2     7,000,000   Stena AB, 10.50% due 12/15/2005                     7,515,000        7,297,500
                                               TFM, S.A. de C.V.:
                    B+     B2      2,000,000     10.25% due 6/15/2007                              2,045,000        1,650,000
                    B+     B2      3,000,000     11.903% due 6/15/2009 (a)                         2,002,860        1,402,500
                                                                                              --------------   --------------
                                                                                                  15,982,860       13,377,500


Waste               BB     Ba2     6,500,000   Allied Waste N.A., 7.375% due 1/01/2004             6,490,445        6,597,500
Management--        B+     B2      4,000,000   Safety-Kleen Services, 9.25% due 6/01/2008          4,000,000        4,140,000
1.7%                                                                                          --------------   --------------
                                                                                                  10,490,445       10,737,500


Wireless            BB+    Ba3     7,000,000   Comcast Cellular Communications, Inc., 9.50%
Communications--                               due 5/01/2007                                       7,223,750        7,455,000
Domestic Paging     CCC+   B3      7,000,000   Metrocall Inc., 11% due 9/15/2008                   6,951,280        7,070,000
& Cellular--3.4%    CCC+   B2      7,000,000   Nextel Communications, Inc., 11.309% due
                                               8/15/2004 (a)                                       6,477,701        6,790,000
                                                                                              --------------   --------------
                                                                                                  20,652,731       21,315,000


Wireless            CCC+   Caa1    7,000,000   Nextel International, Inc., 11.656% due
Communications--                               4/15/2008 (a)                                       4,380,276        3,185,000
International--     B+     Ba3     5,000,000   Orange PLC, 8% due 8/01/2008                        4,961,900        5,075,000
1.3%                                                                                          --------------   --------------
                                                                                                   9,342,176        8,260,000


                                               Total Investments in Bonds--91.2%                 593,972,290      571,242,770


Merrill Lynch Corporate High Yield Fund, Inc.
December 31, 1998


SCHEDULE OF INVESTMENTS (concluded)
                                    Shares
                                     Held                       Issue                               Cost             Value

Preferred Stocks
Broadcasting--                         3,209   Cumulus Media Inc.                             $    3,215,965   $    3,433,630
Radio & Television--0.6%

Energy--0.0%                                   TCR Holdings Corp. (Convertible):
                                       6,426     Class B                                                 386              386
                                       3,534     Class C                                                 198              198
                                       9,317     Class D                                                 494              494
                                      19,277     Class E                                               1,214            1,214
                                                                                              --------------   --------------
                                                                                                       2,292            2,292


Product Distribution--0.0%             5,558   Nebco Evans Holding Co. (b)                           522,494          279,289

Wireless Communications--              5,000   Crown Castel International Corp. (b)                5,000,000        5,001,250
Domestic Paging & Cellular--1.2%       2,644   Rural Cellular Corp. (b)                            2,634,840        2,465,530
                                                                                              --------------   --------------
                                                                                                   7,634,840        7,466,780


                                               Total Investments in Preferred Stocks--1.8%        11,375,591       11,181,991


                                    Face
                                   Amount

Short-Term Securities

Commercial                       $23,076,000   General Motors Acceptance Corp., 5.13% due
Paper**--7.7%                                  1/04/1999                                          23,076,000       23,076,000
                                  15,000,000   Lexington Parker Capital LLC, 5.55% due
                                               1/06/1999                                          14,995,375       14,995,375
                                  10,000,000   Variable Funding Capital, 5.54% due
                                               1/08/1999                                           9,993,844        9,993,844


                                               Total Investments in
                                               Short-Term Securities--7.7%                        48,065,219       48,065,219


Total Investments--100.7%                                                                     $  653,413,100      630,489,980
                                                                                              ==============
Liabilities in Excess of Other Assets--(0.7%)                                                                     (4,190,789)
                                                                                                               --------------
Net Assets--100.0%                                                                                             $  626,299,191
                                                                                                               ==============

Net Asset           Class A--Based on net assets of $14,471,622 and 1,569,498 shares outstanding               $         9.22
Value:                                                                                                         ==============
                    Class B--Based on net assets of $431,145,535 and 46,753,370 shares outstanding             $         9.22
                                                                                                               ==============
                    Class C--Based on net assets of $107,585,557 and 11,666,994 shares outstanding             $         9.22
                                                                                                               ==============
                    Class D--Based on net assets of $73,096,477 and 7,926,488 shares outstanding               $         9.22
                                                                                                               ==============

  *Not Rated.
 **Commercial Paper is traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund.
(a)Represents a zero coupon or step bond; the interest rate shown is the effective yield at the time of purchase by the Fund.
(b)Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.